SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 Parent Company USD ($)	Dec. 31, 2014 Parent Company CNY	Dec. 31, 2013 Parent Company USD ($)	Dec. 31, 2013 Parent Company CNY	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2011 Parent Company CNY
Current assets:
Cash and cash equivalents	$ 130,365	808,865	$ 64,055	397,435	449,844	781,601	$ 15,271	94,749	$ 9,861	61,182	22,953	45,069
Other current assets	25,881	160,582		116,979			675	4,185		3,639
Total current assets	257,336	1,596,664		1,042,388			15,946	98,934		64,821
Other assets	31,788	197,233		184,013			25	157		314
Investment in subsidiaries							504,656	3,131,189		2,760,330
Total assets	996,504	6,182,906		5,185,052			520,627	3,230,280		2,825,465
Current liabilities:
Salary and welfare payable	29,986	186,051		147,238			18	111
Deferred revenue	82,885	514,268		297,284			59	364		1,451
Accrued expenses and other current liabilities	50,449	313,017		249,185			2,069	12,841		7,898
Total current liabilities	277,336	1,720,761		1,402,809			2,146	13,316		9,349
Deferred revenue	25,046	155,395		118,818						363
Total liabilities	477,741	2,964,193		2,357,261			2,146	13,316		9,712
Equity:
Ordinary shares (US$0.0001 par value per share; 8,000,000,000 shares authorized; 247,551,999 and 250,747,255 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	30	184		182			30	184		182
Additional paid-in capital	383,839	2,381,568		2,315,083			383,839	2,381,568		2,315,083
Retained earnings	136,547	847,220		539,872			136,547	847,220		539,872
Accumulated other comprehensive loss	(1,935)	(12,008)		(39,384)			(1,935)	(12,008)		(39,384)
Total China Lodging Group, Limited shareholders' equity	518,481	3,216,964		2,815,753			518,481	3,216,964		2,815,753
Total liabilities and equity	$ 996,504	6,182,906		5,185,052			$ 520,627	3,230,280		2,825,465